Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	507,032,112.07	27,401
Yield Supplement Overcollateralization Amount 10/31/24	41,507,157.56	0
Receivables Balance 10/31/24	548,539,269.63	27,401
Principal Payments	21,561,384.76	1,242
Defaulted Receivables	883,517.23	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	39,146,754.09	0
Pool Balance at 11/30/24	486,947,613.55	26,121

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.24%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,899,321.75	353
Past Due 61-90 days	2,706,233.66	123
Past Due 91-120 days	378,605.65	21
Past Due 121+ days	0.00	0
Total	10,984,161.06	497

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	326,802.43
Aggregate Net Losses/(Gains) - November 2024	556,714.80
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.22%
Prior Net Losses/(Gains) Ratio	1.06%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	5,599,897.56
Actual Overcollateralization	5,599,897.56
Weighted Average Contract Rate	5.75%
Weighted Average Contract Rate, Yield Adjusted	10.37%
Weighted Average Remaining Term	44.17

Flow of Funds	$ Amount
Collections	24,481,316.37
Investment Earnings on Cash Accounts	13,224.28
Servicing Fee	(457,116.06)
Transfer to Collection Account	-
Available Funds	24,037,424.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,801,760.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,253,629.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,599,897.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,186,934.59

Total Distributions of Available Funds	24,037,424.59

Servicing Fee	457,116.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	501,201,242.78
Principal Paid	19,853,526.79
Note Balance @ 12/16/24	481,347,715.99

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2a
Note Balance @ 11/15/24	34,452,704.56
Principal Paid	11,922,483.45
Note Balance @ 12/16/24	22,530,221.11
Note Factor @ 12/16/24	9.7957483%

Class A-2b
Note Balance @ 11/15/24	22,918,538.22
Principal Paid	7,931,043.34
Note Balance @ 12/16/24	14,987,494.88
Note Factor @ 12/16/24	9.7957483%

Class A-3
Note Balance @ 11/15/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	297,200,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-4
Note Balance @ 11/15/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	99,500,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	31,390,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,740,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,996,963.21
Total Principal Paid	19,853,526.79
Total Paid	21,850,490.00

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	150,730.58
Principal Paid	11,922,483.45
Total Paid to A-2a Holders	12,073,214.03

Class A-2b
SOFR Rate	4.80563%
Coupon	5.51563%
Interest Paid	108,853.21
Principal Paid	7,931,043.34
Total Paid to A-2b Holders	8,039,896.55

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9131115
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0198852
Total Distribution Amount	20.9329967

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6553503
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.8368846
Total A-2a Distribution Amount	52.4922349

A-2b Interest Distribution Amount	0.7114589
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.8368846
Total A-2b Distribution Amount	52.5483435

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	717.94
Noteholders' Principal Distributable Amount	282.06

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	2,616,119.83
Investment Earnings	9,783.48
Investment Earnings Paid	(9,783.48)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,527,990.46	$7,152,273.91	$4,442,111.93
Number of Extensions	166	281	149
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	1.25%	0.74%